Right-of-use assets and lease liabilities - Narratives (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right-of-use assets and lease liabilities
Lease discount rate (in %)	14.50%	14.50%
Minimum
Right-of-use assets and lease liabilities
Lease term (in years)	1 year
Maximum
Right-of-use assets and lease liabilities
Lease term (in years)	7 years